Real Estate Activity Property Held-For-Sale (Details) $ in Thousands	Mar. 31, 2021 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties | property	278	283
Total liabilities	$ 2,109	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties | property	2		1
Disposal Group, Including Discontinued Operation, Real Estate	$ 23,852		$ 5,859
Other assets, net	517		179
Total assets	24,369		6,038
Below-market lease liabilities, net	1,866		316
Accounts payable and other liabilities	243		33
Total liabilities	$ 2,109		$ 349